Basis of Presentation, Organization, Going Concern, Recent Accounting Pronouncements and Earnings (Loss) Per Share (Narrative) - USD ($)	1 Months Ended
	Oct. 16, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents		$ 1,149,604	$ 418,031	$ 687,747	$ 397,589	$ 683,098
Private Placement Member
Proceeds from sale of common stock and warrants	2,300,000